Dear Fellow Shareholder:

I am pleased to enclose the semi-annual report for the Matthews International Funds for the period which ended on February 28, 1997. With the exception of Korea, this was a positive period for most of the markets in Asia ex-Japan and I am pleased to report that the net asset value of the Matthews Pacific Tiger Fund gained 14.8% during the period and the Matthews Asian Convertible Securities Fund gained 6.1%. For both the Matthews Pacific Tiger Fund and the Matthews Asian Convertible Securities Fund, these returns were ahead of their respective indices. The Matthews Korea Fund continued to perform poorly in the period, declining by 19.2%, approximately in line with the underlying market. The South Korean market has remained under pressure due to a combination of cyclical economic factors, ongoing concerns about the financial health of a number of major Korean companies, and continued domestic political problems. While this has been a difficult period for Korea, the efforts to de-regulate the local economy are ongoing and will, we believe, ultimately lead to a more competitive Korea with stronger financial institutions.

Although the year to February 1997 has been a relatively positive period for most Asian markets in which the funds invest, the region has continued to face a number of challenges, many of which result from the historically high rates of real growth that these countries have been accustomed to for many years. While these pressures are apparent in countries such as Thailand and Korea, other countries in the region, most notably China, appear to be enjoying a much more favorable period of growth. The coming transition to mainland sovereignty will undoubtedly keep Hong Kong in the international spotlight in the coming weeks and months, and while this may lead to periods of uncertainty, we are encouraged that at this late stage local confidence in Hong Kong appears robust. Many of the investment opportunities that we are focusing on for the portfolios involve companies with substantial business interests in mainland China, where the economic fundamentals appear relatively positive.

Overall, we are encouraged about the prospects for 1997 and thank you for your support.

Yours sincerely,

/s/ G. Paul Matthews

G. Paul Matthews
President, Matthews International Funds

MATTHEWS INTERNATIONAL FUNDS -- SCHEDULE OF INVESTMENTS February 28, 1997 (unaudited)

-------------------------------------------------------------------------------

MATTHEWS PACIFIC TIGER FUND

                                                                       MARKET
                                                            SHARES      VALUE
                                                           --------- -----------
EQUITIES -- 94.29%
HONG KONG -- 44.24%
Chevalier International Holdings.......................... 3,995,525 $   681,064
China Light & Power Co., Ltd. ............................   140,000     647,219
China Resources Enterprise, Ltd. .........................   320,000     719,018
China Travel International Investment Hong Kong, Ltd. .... 2,036,000   1,077,958
Citic Pacific, Ltd. ......................................   206,000   1,050,762
Dah Sing Financial Group..................................   207,600     868,586
Dao Heng Bank Group, Ltd. ................................   184,000     945,673
Dickson Concepts International, Ltd. .....................   195,000     712,625
Founder Hong Kong, Ltd. **................................ 1,730,000     927,117
Giordano International, Ltd. .............................   592,000     420,460
Guangdong Investments Co. ................................ 1,032,000   1,006,160
Guangdong Kelon Electric Holding..........................   465,000     414,326
Guangnan Holdings.........................................   736,000   1,035,964
Guangnan Holdings Warrants**..............................   105,143       4,763
GZI Transportation, Ltd. **...............................   250,000     149,311
GZI Transportation, Ltd. Warrants**.......................    50,000      10,847
Hon Kwok Land Investment, Ltd. ........................... 1,934,000     705,530
HSBC Holdings PLC.........................................    55,608   1,357,186
Li & Fung, Ltd. ..........................................   856,000     696,393
Moulin International Holding, Ltd. .......................   813,407     593,467
National Mutual Asia, Ltd. ...............................   940,000   1,025,710
New World Infrastructure, Ltd. **.........................   286,000     849,443
Peregrine Investment Holdings, Ltd. ......................   500,000     913,622
Qingling Motors Co. **.................................... 1,360,000     825,424
Vitasoy International Holdings, Ltd. .....................   980,000     363,835
                                                                     -----------
TOTAL HONG KONG...........................................            18,002,463
                                                                     -----------
INDONESIA -- 8.41%
Pt Bimantara Citra........................................   270,000     394,160
Pt Kawasan Industri Jababeka..............................   375,000     445,777
Pt Kawasan Industri Jababeka Rights**.....................    71,667      85,193
Pt Matahari Putra Prima...................................   585,000     927,216
Pt Modern Photo Film Co. .................................   206,000     721,752
Pt Telekomunikasi Indonesia...............................   486,500     847,189
                                                                     -----------
TOTAL INDONESIA...........................................             3,421,287
                                                                     -----------
KOREA -- 6.72%
Chonggu Housing & Construction**..........................    19,000     340,718
Keum Kang Development Ind. Co. ...........................    30,840     438,864
Korea Electric Power Corp. **.............................    26,600     763,209
Kyungwon Century Co. **...................................    16,000     425,754
Maxon Electronics Co. ....................................    13,900     350,576
Samsung Securities Co., Ltd. .............................    25,000     416,498
                                                                     -----------
TOTAL KOREA...............................................             2,735,619
                                                                     -----------
MALAYSIA -- 11.89%
Berjaya Sports Toto Berhad................................   127,000     736,528
DCB Holdings Berhad.......................................   221,000     885,602
Public Bank Berhad........................................   323,333     755,268
Resorts World Berhad......................................   200,000     934,354
SAP Holdings..............................................   150,000     604,108
Star Publications (Malaysia)..............................   210,000     921,869
                                                                     -----------
TOTAL MALAYSIA............................................             4,837,729
                                                                     -----------

                                                                    MARKET
                                                         SHARES      VALUE
                                                        --------- -----------
PHILIPPINES -- 5.58%
Manila Electric Co. ...................................   104,600 $   830,238
Metropolitan Bank & Trust Co. .........................    34,491     956,209
RFM Corp. ............................................. 1,829,000     486,224
                                                                  -----------
TOTAL PHILIPPINES......................................             2,272,671
                                                                  -----------
SINGAPORE -- 9.73%
Osprey Maritime, Ltd. .................................   533,500     886,735
Parkway Holdings, Ltd. ................................   198,000     833,158
Sunright, Ltd. ........................................   460,000     529,069
Venture Manufacturing (Singapore), Ltd. ...............   360,000     969,493
Wing Tai Holdings, Ltd. ...............................   226,000     741,763
                                                                  -----------
TOTAL SINGAPORE........................................             3,960,218
                                                                  -----------
THAILAND -- 7.72%
Bangkok Bank Public Co., Ltd. .........................    71,000     625,140
Bank of Ayudhya Public Co., Ltd. ......................   297,000     676,694
Central Pattana Public Co., Ltd. ......................   117,000     361,460
Sri Thai Superware Public Co., Ltd. ...................   173,000     808,380
Thai Engine Manufacturing Public Co., Ltd. ............    81,000     669,396
                                                                  -----------
TOTAL THAILAND.........................................             3,141,070
                                                                  -----------
TOTAL EQUITIES
 (Cost $34,835,839)....................................            38,371,057
                                                                  -----------
                                                          FACE
                                                         AMOUNT
                                                        ---------
INTERNATIONAL DOLLAR BONDS (NOTE 1-A) -- 3.67%
Far Eastern Department Stores 3.000%, due 07/06/01.....  $590,000     629,825
President Enterprises
 0.000%, due 07/22/01**+...............................   260,000     421,850
Samsung Electronics Co.
 0.250%, due 12/31/06..................................   400,000     440,000
                                                                  -----------
TOTAL INTERNATIONAL DOLLAR BONDS (Cost $1,390,089).....             1,491,675
                                                                  -----------
TOTAL INVESTMENTS -- 97.96% (Cost $36,225,928*)........            39,862,732
                                                                  -----------
CASH AND OTHER ASSETS, LESS LIABILITIES -- 2.04%.......               829,532
                                                                  -----------
NET ASSETS -- 100%.....................................           $40,692,264
                                                                  ===========

* Cost for Federal income tax purposes is $36,225,928 and net unrealized appreciation consists of:

   Gross unrealized
    appreciation......... $ 5,373,970
   Gross unrealized
    depreciation.........  (1,737,166)
                          -----------
   Net unrealized
    appreciation......... $ 3,636,804
                          ===========

**Non-income producing security
+ Convertible bond with put option

                See accompanying notes to financial statements.

MATTHEWS INTERNATIONAL FUNDS -- SCHEDULE OF INVESTMENTS February 28, 1997 (unaudited)

--------------------------------------------------------------------------------

MATTHEWS ASIAN CONVERTIBLE SECURITIES FUND

                                                                         MARKET
                                                                SHARES   VALUE
                                                               -------- --------
EQUITIES -- 10.88%
HONG KONG -- 4.44%
China Hong Kong Photo Products Holdings, Ltd..................   21,387 $  7,733
Citic Pacific (UBS) Warrants** ...............................  100,000   19,370
CP Pokphand Co.** ............................................   25,000    9,039
Cross-Harbour Tunnel Co.......................................   20,000   43,776
Peregrine Investment Holdings, Ltd. ..........................   24,000   43,854
Peregrine Investment Holdings, Ltd. Warrants** ...............    1,400      484
South China Morning Post (Holdings), Ltd......................   56,000   50,621
                                                                        --------
TOTAL HONG KONG...............................................           174,877
                                                                        --------
MALAYSIA -- 2.77%
Renong Berhad Warrants** .....................................   40,000   29,480
United Engineers Berhad.......................................    8,624   79,537
                                                                        --------
TOTAL MALAYSIA................................................           109,017
                                                                        --------
SOUTH KOREA -- 1.29%
Korea Kumho Petrochemical Co.** ..............................   11,000   50,905
                                                                        --------
TAIWAN -- 2.22%
Acer, Inc.....................................................    7,769   87,401
                                                                        --------
THAILAND -- 0.16%
Industrial Finance Corp. Warrants** ..........................   15,600    6,175
                                                                        --------
TOTAL EQUITIES
 (COST $406,293)..............................................           428,375
                                                                        --------
                                                                 FACE
                                                                AMOUNT
                                                               --------
INTERNATIONAL DOLLAR BONDS (NOTE 1-A) -- 80.61%
HONG KONG -- 30.57%
China Travel International Investment Overseas Finance
 4.250%, due 11/18/98......................................... $160,000  190,400
China Overseas Land & Investment
 5.250%, due 12/08/00.........................................   80,000  126,800
New World Development (BVI)
 4.375%, due 12/11/00.........................................   60,000   81,150
Shangri-La Asia Capital
 2.875%, due 12/16/00.........................................  100,000   87,500
Hong Kong and Shanghai Hotels
 5.000%, due 01/06/01.........................................  100,000  110,750
Sino Land
 5.000%, due 02/26/01.........................................  100,000  105,500

                                                               FACE    MARKET
                                                              AMOUNT    VALUE
                                                             -------- ---------
Hon Kwok Land Capital
 5.300%, due 07/05/01....................................... $100,000 $ 113,500
New World Infrastructure, Ltd.
 5.000%, due 07/15/01.......................................   60,000    72,375
Bank of East Asia, Ltd.
 2.000%, due 07/19/03.......................................  100,000   115,625
Regal Hotels International Holdings
 5.250%, due 12/13/08.......................................   95,000   106,875
Amoy Properties, Ltd.
 5.500%, due 12/29/49.......................................  100,000    93,500
                                                                      ---------
TOTAL HONG KONG.............................................          1,203,975
                                                                      ---------
INDONESIA -- 2.37%
Pt Indocement
 2.000%, due 02/27/06.......................................  100,000    93,500
                                                                      ---------
MALAYSIA -- 2.85%
Commerce Asset Holdings
 1.750%, due 09/26/04.......................................   80,000   112,400
                                                                      ---------
PHILIPPINES -- 7.33%
Metro Pacific Capital
 2.500%, due 04/11/03.......................................   60,000    69,600
JG Summit (Cayman), Ltd.
 3.500%, due 12/23/03.......................................   80,000    63,400
Filinvest Capital
 2.500%, due 05/15/06.......................................   90,000    89,100
RFM Capital, Ltd.
 2.750%, due 05/30/06.......................................   60,000    66,450
                                                                      ---------
TOTAL PHILIPPINES...........................................            288,550
                                                                      ---------
SINGAPORE -- 9.44%
Far East Levingston Shipping
 1.500%, due 05/02/01.......................................  100,000    85,250
Jardine Strategic Holdings
 7.500%, due 05/07/49.......................................   90,000    99,450
Dairy Farm International Holdings
 6.500%, due 05/10/49.......................................  245,000   187,119
                                                                      ---------
TOTAL SINGAPORE.............................................            371,819
                                                                      ---------
SOUTH KOREA -- 5.94%
Samsung Display Devices
 0.250%, due 03/12/06.......................................   60,000    57,900
Samsung Electronics Co.
 0.250%, due 12/31/06.......................................  160,000   176,000
                                                                      ---------
TOTAL SOUTH KOREA...........................................            233,900
                                                                      ---------

                See accompanying notes to financial statements.

MATTHEWS INTERNATIONAL FUNDS -- SCHEDULE OF INVESTMENTS February 28, 1997 (unaudited)

-------------------------------------------------------------------------------

MATTHEWS ASIAN CONVERTIBLE SECURITIES FUND (continued)

                                                               FACE    MARKET
                                                              AMOUNT    VALUE
                                                             -------- ---------
TAIWAN--12.57%
Nan Ya Plastic Corp.
 1.750%, due 07/19/01....................................... $ 80,000 $  92,400
President Enterprises
 0.000%, due 07/22/01+**....................................   40,000    64,900
Yangming Marine Transportation
 2.000%, due 10/06/01.......................................   70,000    81,200
Winbond Electronics Corp.
 2.000%, due 03/13/03.......................................  100,000    99,875
Yageo Corp.
 1.250%, due 07/24/03.......................................   80,000   100,800
Walsin Lihwa Corp.
 3.250%, due 06/16/04.......................................   70,000    55,825
                                                                      ---------
TOTAL TAIWAN................................................            495,000
                                                                      ---------
THAILAND--9.54%
Central Pattana Public Co.
 2.750%, due 04/10/01.......................................   90,000    91,800
Tanayong Public Co., Ltd.
 3.500%, due 03/01/04.......................................   60,000    51,300
Robinson Department Stores
 4.250%, due 04/07/04.......................................   50,000    55,125
Sri Thai Superware Public Co., Ltd.
 3.250%, due 06/13/06.......................................   60,000    60,150
Bangkok Bank Public Co.
 1.500%, due 08/07/06.......................................  120,000   117,450
                                                                      ---------
TOTAL THAILAND..............................................            375,825
                                                                      ---------
TOTAL INTERNATIONAL DOLLAR BONDS
 (COST $2,985,810)..........................................          3,174,969
                                                                      ---------

                                                                       MARKET
                                                              SHARES   VALUE
                                                              ------ ----------
INVESTMENT COMPANY--1.20%
 (COST $58,292)
The India Fund............................................... 6,000  $   47,250
                                                                     ----------
TOTAL INVESTMENTS--92.69%
 (COST $3,450,395*)..........................................         3,650,594
                                                                     ----------
CASH AND OTHER ASSETS,
 LESS LIABILITIES--7.31%.....................................           287,799
                                                                     ----------
NET ASSETS--100%.............................................        $3,938,393
                                                                     ==========

* Cost for Federal income tax purposes is $3,450,395 and net unrealized appreciation consists of:

   Gross unrealized
    appreciation............ $ 318,700
   Gross unrealized
    depreciation............  (118,501)
                             ---------
   Net unrealized
    appreciation............ $ 200,199
                             =========

** Non-income producing security
+ Convertible bond with put option

                See accompanying notes to financial statements.

MATTHEWS INTERNATIONAL FUNDS -- SCHEDULE OF INVESTMENTS February 28, 1997 (unaudited)

-------------------------------------------------------------------------------

MATTHEWS KOREA FUND

                                                                       MARKET
                                                              SHARES    VALUE
                                                              ------ -----------
EQUITIES -- KOREA 98.29%
Commercial Bank of Korea..................................... 79,710 $   422,366
Comtec System Co., Ltd.**....................................    900      91,317
Dae Duck Electronics Co...................................... 10,130     519,187
Daewoo Corp.................................................. 28,860     198,666
Daewoo Electronic Components Co..............................    100       1,238
Daewoo Heavy Industries**.................................... 61,670     210,478
Daewoo Telecom Co............................................ 35,550     312,582
Dong-A Pharmaceutical Co., Ltd...............................  4,584      93,350
Dongwon Securities Co........................................ 38,100     341,615
Haitai Confectionery Co., Ltd................................ 18,000     272,806
Halla Engineering & Construction Corp.**.....................  3,880      87,534
Han Kook Tire Manufacturing Co...............................  9,430     414,577
Hankuk Electric Glass**...................................... 23,140     505,983
Heung-Ah Tire & Rubber Co.**................................. 13,650     434,286
Hyundai Cement Co.**.........................................  9,490     296,442
Hyundai Engineering & Construction Co.**.....................  9,000     196,795
Hyundai Merchant Marine**.................................... 28,100     373,865
Hyosung T & C Co., Ltd....................................... 21,580     514,315
Jungil Industrial**..........................................  2,500     190,895
Korea Electric Power Corp.**.................................  4,000     114,768
Korea Express Co.**..........................................  5,000     109,331
Korea Industrial Leasing Co.**............................... 32,000     293,215
Kyung Nam Bank............................................... 34,430     299,149
LG Cable & Machinery......................................... 40,400     532,840
LG Chemical, Ltd............................................. 35,500     386,070
LG Electronics...............................................  5,000      64,210
LG Industrial Systems**...................................... 19,000     347,313
LG Information & Communication, Ltd..........................  1,000      83,878


                                                                      MARKET
                                                             SHARES    VALUE
                                                             ------ -----------
Medison Co., Ltd............................................  2,500 $   234,280
Oriental Fire & Marine Insurance............................ 12,000     263,782
Poongsan Corp............................................... 30,580     349,900
Pusan Bank.................................................. 44,000     335,466
Rocket Electric Co.......................................... 19,080     200,877
Sam Lip Industrial Co.**....................................  4,020     188,826
Samsung Electro-Mechanics Co................................ 12,570     138,010
Seoul City Gas Co., Ltd.**..................................  5,000     293,862
Shin Hwa Co.**.............................................. 11,000     227,801
Shin Wha Engineering & Construction Co.**................... 30,535     339,139
Shinsegae Department Store Co...............................  4,580     184,398
Suheung Capsule Co.**.......................................  2,000     112,223
Yoosung Enterprise Co.**....................................  7,970     236,053
Young Poong Paper Manufacturing Co.**.......................  8,700     362,353
Youngone Corp............................................... 27,000     487,303
                                                                    -----------
TOTAL EQUITIES
 (Cost $12,719,087).........................................         11,663,344
                                                                    -----------
TOTAL INVESTMENTS -- 98.29%
 (Cost $12,719,087*)........................................         11,663,344
                                                                    -----------
CASH AND OTHER ASSETS, LESS LIABILITIES -- 1.71%............            202,718
                                                                    -----------
NET ASSETS -- 100%..........................................        $11,866,062
                                                                    ===========

* Cost for Federal income tax purposes is $12,719,087 and net unrealized depreciation consists of:

   Gross unrealized
    appreciation......... $   368,135
   Gross unrealized
    depreciation.........  (1,423,878)
                          -----------
   Net unrealized
    depreciation......... $(1,055,743)
                          ===========

**Non-income producing security

                See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES February 28, 1997 (unaudited)

--------------------------------------------------------------------------------

                                                         MATTHEWS
                                            MATTHEWS       ASIAN
                                             PACIFIC    CONVERTIBLE  MATTHEWS
                                              TIGER     SECURITIES     KOREA
                                              FUND         FUND        FUND
                                           -----------  ----------- -----------
 ASSETS:
 Investments, at market value (Cost
  $36,225,928, $3,450,395 and
  $12,719,087, respectively)............   $39,862,732  $3,650,594  $11,663,344
 Cash...................................     1,388,464     247,944            0
 Dividends and interest receivable......        35,570      37,130        4,044
 Receivable for securities sold.........       402,815     156,478      412,210
 Receivable for capital stock sold......       189,397      25,000      102,627
 Deferred organization costs (Note 1-E).        17,086      17,086        9,216
 Due from Advisor (Note 2)..............             0       1,445            0
 Other assets...........................         8,083         624        1,322
                                           -----------  ----------  -----------
  Total assets..........................    41,904,147   4,136,301   12,192,763
                                           -----------  ----------  -----------
 LIABILITIES:
 Payable for securities purchased.......     1,182,565     197,908       30,716
 Payable for capital stock redeemed.....         2,846           0      235,406
 Payable to Advisor.....................        26,472           0       16,344
 Accrued expenses.......................             0           0        3,607
 Other liabilities......................             0           0       40,628
                                           -----------  ----------  -----------
  Total liabilities.....................     1,211,883     197,908      326,701
                                           -----------  ----------  -----------
 NET ASSETS:
 Applicable to 3,278,139, 352,736, and
  2,030,161 shares outstanding,
  respectively..........................   $40,692,264  $3,938,393  $11,866,062
                                           ===========  ==========  ===========
 NET ASSETS CONSIST OF:
 Capital paid-in........................   $36,815,583  $3,668,020  $13,663,592
 Accumulated undistributed net
  investment income (loss)..............       (36,204)      5,153      (85,949)
 Accumulated undistributed net realized
  gain (loss) on investments and foreign
  currency related transactions.........       276,084      65,220     (655,701)
 Net unrealized appreciation
  (depreciation) on investments and
  foreign currency related transactions.     3,636,801     200,000   (1,055,880)
                                           -----------  ----------  -----------
                                           $40,692,264  $3,938,393  $11,866,062
                                           ===========  ==========  ===========
 NET ASSET VALUE AND REDEMPTION PRICE
  PER SHARE.............................   $     12.41  $    11.17  $      5.84
                                           ===========  ==========  ===========

                See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS For the Six Months Ended February 28, 1997 (unaudited)

--------------------------------------------------------------------------------

                                                        MATTHEWS
                                            MATTHEWS      ASIAN
                                            PACIFIC    CONVERTIBLE  MATTHEWS
                                             TIGER     SECURITIES     KOREA
                                              FUND        FUND        FUND
                                           ----------  ----------- -----------
 INVESTMENT INCOME:
 Dividends..............................   $  161,709   $ 18,860   $     3,864
 Interest...............................       51,389     42,196         8,068
                                           ----------   --------   -----------
  Total investment income...............      213,098     61,056        11,932
                                           ----------   --------   -----------
 EXPENSES:
 Investment advisory fees (Note 2)......      138,643     17,806        22,801
 Transfer agent fees....................       15,627      3,209         3,616
 Administration fees....................       10,655      9,898        12,147
 Accounting fees........................       21,663      5,395         4,926
 Auditing fees..........................        4,060          0             0
 Custodian fees.........................       41,021      4,503        11,887
 Directors fees (Note 2)................        2,500      2,500         2,500
 Legal fees.............................        2,110          0             0
 Insurance expense......................        1,148        155           174
 Amortization of organization costs
  (Note 1-E)............................        3,339      3,339         1,549
 Printing expense.......................        3,743        456           340
 Registration expenses..................       16,758      6,793         8,874
 Other expenses.........................        2,154        360           361
                                           ----------   --------   -----------
  Total expenses........................      263,421     54,414        69,175
 Expenses reimbursed and waived (Note
  2)....................................            0    (20,582)      (12,174)
                                           ----------   --------   -----------
  Net expenses..........................      263,421     33,832        57,001
                                           ----------   --------   -----------
 NET INVESTMENT INCOME (LOSS)...........      (50,323)    27,224       (45,069)
                                           ----------   --------   -----------
 REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY
  RELATED TRANSACTIONS:
 Net realized gain (loss) on
  investments...........................      206,096     56,301      (457,596)
 Net realized loss on foreign currency
  related transactions..................       (5,545)      (140)      (13,527)
 Net change in unrealized appreciation
  (depreciation) on investments and
  foreign currency related transactions.    3,448,304    209,657      (517,025)
                                           ----------   --------   -----------
 Net realized and unrealized gain (loss)
  on investments and foreign currency
  related transactions..................    3,648,855    265,818      (988,148)
                                           ----------   --------   -----------
 NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS.......................   $3,598,532   $293,042   $(1,033,217)
                                           ==========   ========   ===========

                See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                MATTHEWS PACIFIC      MATTHEWS ASIAN CONVERTIBLE         MATTHEWS KOREA
                                   TIGER FUND               SECURITIES FUND                   FUND
                            ------------------------- -----------------------------  ------------------------
                             SIX MONTHS                 SIX MONTHS                    SIX MONTHS
                               ENDED         YEAR         ENDED           YEAR          ENDED         YEAR
                            FEBRUARY 28,     ENDED     FEBRUARY 28,      ENDED       FEBRUARY 28,    ENDED
                                1997      AUGUST 31,       1997        AUGUST 31,        1997      AUGUST 31,
                            (UNAUDITED)      1996      (UNAUDITED)        1996       (UNAUDITED)      1996
                            ------------  ----------- --------------  -------------  ------------  ----------
 OPERATIONS:
 Net investment income
  (loss).................   $   (50,323)  $    25,665  $      27,224  $      58,981  $   (45,069)  $  (20,150)
 Net realized gain (loss)
  on investments and
  foreign currency
  related transactions...       200,551        81,306         56,161         81,497     (471,123)    (206,210)
 Net change in unrealized
  appreciation
  (depreciation) on
  investments and foreign
  currency related
  transactions...........     3,448,304       179,432        209,657        (11,326)    (517,025)    (512,998)
                            -----------   -----------  -------------  -------------  -----------   ----------
 Increase (Decrease) in
  net assets from
  operations.............     3,598,532       286,403        293,042        129,152   (1,033,217)    (739,358)
                            -----------   -----------  -------------  -------------  -----------   ----------
 DIVIDENDS AND
  DISTRIBUTIONS TO
  SHAREHOLDER FROM:
 Net investment income...             0             0        (26,719)       (55,874)           0            0
 Realized gains on
  investments............             0             0        (68,061)       (10,864)           0       (7,128)
                            -----------   -----------  -------------  -------------  -----------   ----------
                                      0             0        (94,780)       (66,738)           0       (7,128)
                            -----------   -----------  -------------  -------------  -----------   ----------
 CAPITAL SHARE
  TRANSACTIONS (NET)--
  (NOTE 1-I).............    19,945,675    15,779,289        467,771      2,347,269   10,177,949    2,963,715
                            -----------   -----------  -------------  -------------  -----------   ----------
 Total increase in net
  assets.................    23,544,207    16,065,692        666,033      2,409,683    9,144,732    2,217,229
 NET ASSETS:
 Beginning of period.....    17,148,057     1,082,365      3,272,360        862,677    2,721,330      504,101
                            -----------   -----------  -------------  -------------  -----------   ----------
 End of period...........   $40,692,264   $17,148,057  $   3,938,393  $   3,272,360  $11,866,062   $2,721,330
                            ===========   ===========  =============  =============  ===========   ==========

                See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                            MATTHEWS ASIAN
                               MATTHEWS PACIFIC TIGER FUND           CONVERTIBLE SECURITIES FUND
                            ------------------------------------  -----------------------------------
                             SIX MONTHS                            SIX MONTHS
                               ENDED         YEAR       PERIOD       ENDED        YEAR       PERIOD
                            FEBRUARY 28,    ENDED       ENDED     FEBRUARY 28,   ENDED       ENDED
                                1997      AUGUST 31,  AUGUST 31,      1997     AUGUST 31,  AUGUST 31,
                            (UNAUDITED)      1996       1995 *    (UNAUDITED)     1996       1995 *
                            ------------  ----------  ----------  ------------ ----------  ----------
 Net Asset Value,
  beginning of period....     $ 10.81      $  9.77      $10.00      $ 10.53     $  9.88      $10.00
                              -------      -------      ------      -------     -------      ------
 INCOME FROM INVESTMENT
  OPERATIONS
 Net investment income
  (loss).................       (0.02)        0.01        0.02         0.08        0.25        0.23
 Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency.......        1.62         1.03       (0.23)        0.84        0.75       (0.14)
                              -------      -------      ------      -------     -------      ------
  Total from investment
   operations............        1.60         1.04       (0.21)        0.92        1.00        0.09
                              -------      -------      ------      -------     -------      ------
 LESS DISTRIBUTIONS FROM:
 Net investment income...        0.00         0.00       (0.02)       (0.08)      (0.26)      (0.21)
 Net realized gains on
  investments............        0.00         0.00        0.00        (0.20)      (0.09)       0.00
                              -------      -------      ------      -------     -------      ------
  Total distributions....        0.00         0.00       (0.02)       (0.28)      (0.35)      (0.21)
                              -------      -------      ------      -------     -------      ------
 Net Asset Value, end of
  period.................     $ 12.41      $ 10.81      $ 9.77      $ 11.17     $ 10.53      $ 9.88
                              =======      =======      ======      =======     =======      ======
 TOTAL RETURN............       29.85%+      10.64%      (2.07%)      17.63%+     10.24%       0.89%
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of
  period (in 000's)......     $40,692      $17,148      $1,082      $ 3,938     $ 3,272      $  863
 Ratio of expenses to
  average net assets
  before reimbursement
  and waiver of expenses
  by Advisor and
  Administrator..........        1.90%+       4.35%      25.95%+       3.05%+      8.73%      23.11%+
 Ratio of expenses to
  average net assets
  after reimbursement and
  waiver of expenses by
  Advisor and
  Administrator (Note 2).        1.90%+       1.90%       2.17%+       1.90%+      1.85%       2.26%+
 Ratio of net investment
  income (loss) to
  average net assets
  before reimbursement
  and waiver of expenses
  by Advisor and
  Administrator..........       (0.36%)+     (2.13%)    (23.41%)+      0.37%+     (4.13%)    (18.68%)+
 Ratio of net investment
  income (loss) to
  average net assets
  after reimbursement and
  waiver of expenses by
  Advisor and
  Administrator..........       (0.36%)+      0.32%       0.36%+       1.52%+      2.75%       2.17%+
 Portfolio turnover......       35.63%      124.69%      92.53%       22.43%      88.16%     121.63%
 Average commission rate
  paid...................     $0.0070      $0.0064         N/A      $0.0042     $0.0020         N/A

  +Annualized
  *The Funds commenced operations on September 13, 1994.

              See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                   MATTHEWS KOREA FUND
                                            -------------------------------------
                                             SIX MONTHS
                                               ENDED          YEAR       PERIOD
                                            FEBRUARY 28,     ENDED       ENDED
                                                1997       AUGUST 31,  AUGUST 31,
                                            (UNAUDITED)       1996       1995 *
                                            ------------   ----------  ----------
 Net Asset Value, beginning of period.....   $    7.23      $  9.13      $10.00
                                             ---------      -------      ------
 INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss).............        0.03        (0.07)       0.08**
 Net realized and unrealized gain (loss)
  on investments and foreign currency.....       (1.42)       (1.75)      (0.95)**
                                             ---------      -------      ------
  Total from investment operations........       (1.39)       (1.82)      (0.87)
                                             ---------      -------      ------
 LESS DISTRIBUTIONS FROM:
 Net investment income....................        0.00         0.00        0.00
 Net realized gains on investments........        0.00        (0.08)       0.00
                                             ---------      -------      ------
  Total distributions.....................        0.00        (0.08)       0.00
                                             ---------      -------      ------
 Net Asset Value, end of period...........   $    5.84      $  7.23      $ 9.13
                                             =========      =======      ======
 TOTAL RETURN.............................   (38.77%)+       (20.11%)     (8.70%)
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's).....   $  11,866      $ 2,721      $  504
 Ratio of expenses to average net assets
  before reimbursement and waiver of
  expenses by Advisor and Administrator...        3.03%+      11.36%      42.87%+
 Ratio of expenses to average net assets
  after reimbursement and waiver of
  expenses by Advisor and Administrator
  (Note 2)................................        2.50%+       2.23%       0.24%+
 Ratio of net investment income (loss) to
  average net assets before reimbursement
  and waiver of expenses by Advisor and
  Administrator...........................       (2.51%)+    (10.44%)    (41.79%)+
 Ratio of net investment income (loss) to
  average net assets after reimbursement
  and waiver of expenses by Advisor and
  Administrator...........................       (1.98%)+     (1.31%)      0.84%+
 Portfolio turnover.......................       66.89%      139.71%      42.16%
 Average commission rate paid.............   $  0.0856      $0.1397         N/A

  +Annualized
 *The Fund commenced operations on January 3, 1995.
**Calculated using the average shares method.

              See accompanying notes to financial statements.

MATTHEWS INTERNATIONAL FUNDS -- NOTES TO FINANCIAL STATEMENTS February 28, 1997 (unaudited)

-------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES
Matthews International Funds (the "Company") is a no-load, open-end investment management company registered under the Investment Company Act of 1940, as amended, as a series company. The Company currently consists of three separate investment series (each a "Fund" and collectively, the "Funds"): Matthews Pacific Tiger Fund, Matthews Asian Convertible Securities Fund and Matthews Korea Fund. The Matthews Pacific Tiger Fund and Matthews Korea Fund seek to maximize capital appreciation by investing, under normal circumstances, at least 65% of their total assets in equity securities of Pacific Tiger economies and South Korean companies, respectively. Pacific Tiger economies include Hong Kong, Singapore, South Korea, Taiwan, Indonesia, Malaysia, the Philippines, Thailand and China. The Matthews Asian Convertible Securities
Fund seeks capital appreciation and current income by investing, under normal circumstances, at least 65% of its total assets in convertible securities of Asian economies. Asian economies include Hong Kong, Japan, Singapore, South Korea, Taiwan, Indonesia, Malaysia, the Philippines, Thailand, China and
India. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

  A. SECURITY VALUATION: Securities listed on any national securities exchange are valued at their last sale price on the exchange where the securities are principally traded or, if there has been no sale on that date, at the mean between the last reported bid and asked prices. Securities traded over-the-counter are priced at the mean of the last bid and asked prices. Securities are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees.

  The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the current exchange rate. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. International dollar bonds are issued offshore, pay interest and principal in U.S. dollars, and are denominated in U.S. dollars.

  Portfolio securities traded on a foreign exchange are generally valued at the respective current prevailing exchange rates. The securities' values are translated into U.S. dollars using these rates. If subsequent to the time a rate has been established and it has been determined to have materially changed, the fair value of those securities, (considering the changing conditions) will be determined by (or under the direction of) the Funds' Board of Trustees.

  B. RISKS ASSOCIATED WITH FOREIGN SECURITIES: Investments by the Funds in the securities of foreign issuers may involve investment risks different from those of U.S. issuers including possible political or economic instability of the country of the issuer, the difficulty of predicting international trade patterns, the possibility of currency exchange controls, the possible imposition of foreign withholding tax on the interest income payable on such instruments, the possible establishment of foreign controls, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the foreign securities held by the Funds. Foreign securities may also be subject to greater fluctuations in price than securities of domestic corporations or the U. S. Government.

  C. FEDERAL INCOME TAXES: It is the policy of the Funds to comply with all requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the six months ended February 28, 1997. Therefore, no Federal income tax provision is required.

  D. DETERMINATION OF GAINS OR LOSSES ON SALES OF SECURITIES: Gains or losses on the sale of securities are determined on the identified cost basis.

  E. ORGANIZATION COSTS: Organization costs are being amortized on a straight-line basis over five years from each Fund's respective commencement of operations. In the event that any of the initial shares are redeemed during the period of amortization of the Funds organization costs, the redemption proceeds will be reduced by any such unamortized organization costs in the same proportion as the number of initial shares being redeemed bears to the number of those shares outstanding at the time of redemption.

MATTHEWS INTERNATIONAL FUNDS -- NOTES TO FINANCIAL STATEMENTS February 28, 1997 (unaudited)

-------------------------------------------------------------------------------

  F. DISTRIBUTIONS TO SHAREHOLDERS: It is the policy of Matthews Asian Convertible Securities Fund to distribute net investment income on a semi-annual basis and capital gains annually. Matthews Pacific Tiger Fund and Matthews Korea Fund distribute net investment income and capital gains annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

  G. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

  H. OTHER: Securities transactions are accounted for on the date the securities are purchased or sold. Interest income is recorded on the accrual basis and dividend income on the ex-dividend date.

  I. CAPITAL SHARE TRANSACTIONS: Each Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. Transactions in shares of beneficial interest were as follows:

                                                                                         MATTHEWS
                                          MATTHEWS                                   ASIAN CONVERTIBLE
                                     PACIFIC TIGER FUND                               SECURITIES FUND
                                     ------------------                              -----------------
                           SIX MONTHS ENDED                               SIX MONTHS ENDED
                           FEBRUARY 28, 1997          YEAR ENDED         FEBRUARY 28, 1997        YEAR ENDED
                              (UNAUDITED)           AUGUST 31,1996          (UNAUDITED)         AUGUST 31,1996
                         ----------------------  ----------------------  -------------------  -------------------
                          SHARES      AMOUNT      SHARES      AMOUNT     SHARES     AMOUNT    SHARES     AMOUNT
                         ---------  -----------  ---------  -----------  -------  ----------  -------  ----------
Shares sold............. 2,233,840  $26,424,804  1,657,416  $17,743,189   94,023  $1,036,364  259,782  $2,726,198
Shares issued through
 reinvestment of
 dividends..............         0            0          0            0    6,536      72,160    5,283      54,160
Shares redeemed.........  (542,330)  (6,479,129)  (181,523)  (1,963,900) (58,733)   (640,753) (41,474)   (433,089)
                         ---------  -----------  ---------  -----------  -------  ----------  -------  ----------
Net Increase............ 1,691,510  $19,945,675  1,475,893  $15,779,289   41,826  $  467,771  223,591  $2,347,269
                         =========  ===========  =========  ===========  =======  ==========  =======  ==========
                                     MATTHEWS KOREA FUND
                                     -------------------
                           SIX MONTHS ENDED
                           FEBRUARY 28, 1997          YEAR ENDED
                              (UNAUDITED)           AUGUST 31,1996
                         ----------------------  ----------------------
                          SHARES      AMOUNT      SHARES      AMOUNT
                         ---------  -----------  ---------  -----------
Shares sold............. 2,275,296  $14,200,529    452,855  $ 3,926,319
Shares issued through
 reinvestment of
 dividends..............         0            0        801        6,952
Shares redeemed.........  (621,292)  (4,022,580)  (132,685)    (969,556)
                         ---------  -----------  ---------  -----------
Net Increase............ 1,654,004  $10,177,949    320,971  $ 2,963,715
                         =========  ===========  =========  ===========

MATTHEWS INTERNATIONAL FUNDS -- NOTES TO FINANCIAL STATEMENTS February 28, 1997 (unaudited)

-------------------------------------------------------------------------------

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Matthews International Capital Management (the "Advisor"), a registered investment advisor, provides the Funds with investment management services. As compensation for these services, the Advisor charges the Funds a monthly fee of 1/12 of 1% on each Fund's respective average daily net assets. In accordance with Blue Sky limitations, the Advisor has agreed to waive its fees and voluntarily reimburse each Fund to the extent total annualized expenses exceed permissible limits applicable to each Fund in any state in which its shares are then qualified for sale. Certain officers and trustees of the Funds are also officers and directors of the Advisor. All officers serve without direct compensation from the Funds. Investment advisory fees and other transactions with affiliates, for the six months ended February 28, 1997, are as follows:

                                                          EXPENSES
                         INVESTMENT PERMISSIBLE          WAIVED AND
                          ADVISORY    EXPENSE   ADVISORY REIMBURSED DUE FROM   DAEWOO
                          FEE RATE  LIMITATION    FEES   BY ADVISOR ADVISOR  SECURITIES
                         ---------- ----------- -------- ---------- -------- ----------
Matthews Pacific Tiger
 Fund...................    1.00%      1.90%    $138,643  $     0    $    0       --
Matthews Asian
 Convertible Securities
 Fund...................    1.00       1.90       17,806   20,582     1,445       --
Matthews Korea Fund.....    1.00       2.50       22,801   12,174         0   $36,238+

+Daewoo Securities is the affiliated broker for the Fund. This amount is the affiliated brokerage commissions paid.

The investment advisory agreements provide that any reductions made by the Advisor in its fees are subject to reimbursement by the Funds within the following three years provided that Funds are able to effect such reimbursement and remain in compliance with applicable expense limitations.

3. INVESTMENT TRANSACTIONS
Investment transactions for the six months ended February 28, 1997, excluding temporary short-term investments, are as follows:

                                                  PURCHASES  PROCEEDS FROM SALES
                                                 ----------- -------------------
Matthews Pacific Tiger Fund..................... $29,442,796     $9,512,438
Matthews Asian Convertible Securities Fund......   1,060,075        763,201
Matthews Korea Fund.............................  13,123,496      3,080,989

The Funds invest excess cash in interest bearing deposits at The Bank of New
York.

4. CAPITAL LOSS CARRYOVER
At August 31, 1996, the Matthews Korea Fund had a capital loss carryover of $198,919 expiring in 2004 to offset possible future capital gains of the Fund.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

BOARD OF TRUSTEES
G. Paul Matthews
John H. Dracott
Richard K. Lyons
Robert K. Connolly
Dong Wook Park
David FitzWilliam-Lay
Norman J. Berryessa

OFFICERS
G. Paul Matthews
John H. Dracott
Brian B. Stableford

INVESTMENT ADVISOR
Matthews International Capital Management
655 Montgomery Street, Suite 1438
San Francisco, CA 94111
(800) 789-ASIA

KOREAN ADVISOR
Daewoo Capital Management Co., Ltd.
34-3, Yoido-dong, Yungdungpo-gu
Seoul, 150-010 Korea

UNDERWRITER
FPS Broker Services, Inc.
3200 Horizon Drive
King of Prussia, PA 19406
(800) 892-0382

SHAREHOLDER SERVICES
FPS Services, Inc.
3200 Horizon Drive
King of Prussia, PA 19406
(800) 892-0382

CUSTODIAN
The Bank of New York
90 Washington Street
New York, NY 10286

LEGAL COUNSEL
Shartsis, Friese & Ginsburg
One Maritime Plaza, 18th Floor
San Francisco, CA 94111

AUDITORS
Ernst & Young LLP
555 California Street, Suite 1700
San Francisco, CA 94104

    FOR ADDITIONAL INFORMATION ABOUT THE MATTHEWS INTERNATIONAL FUNDS CALL:
                                (800) 789-ASIA

This report is submitted for general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds' objectives, policies, expenses and other information.

-------------------------------------------------------------------------------

                                  SEMI-ANNUAL
                                    REPORT
                               FEBRUARY 28, 1997


                                     (ART)


                          MATTHEWS PACIFIC TIGER FUND

                  MATTHEWS ASIAN CONVERTIBLE SECURITIES FUND

                              MATTHEWS KOREA FUND

-------------------------------------------------------------------------------
                         MATTHEWS INTERNATIONAL FUNDS
-------------------------------------------------------------------------------